Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory
Schedule of inventory

	December 31,	December 31,
	2018	2019
Raw materials	696,005	510,990
Work in process	6,727	1,862
Finished Goods	723,591	291,116
Merchandise	38,916	95,987
Less: write-downs	—	(10,427)
Total	1,465,239	889,528